4. Inventory, net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Schedule of Inventory

At March 31, 2021 and December 31, 2020, inventory consisted of the following:

	March 31, 2021	December 31, 2020
Parts	$40,180	$45,509
Finished goods	51,903	67,549
Total	92,083	113,058
Less inventory reserve	(67,275)	(70,562)
Inventory, net	$24,808	$42,496

At December 31, 2020 and 2019, inventory consisted of the following:

	December 31, 2020	December 31, 2019
Parts	$45,509	$31,458
Finished goods	67,549	102,889
Total	113,058	134,347
Less inventory reserve	(70,562)	(71,414)
Inventory, net	$42,496	$62,933